SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of estimated useful lives of finite lived intangible assets

Doctor agreements	1	year
Noncompete agreements	2	years

Schedule of estimated useful lives of property and equipment

Medical equipment	2.5	years
Computer equipment	2.0	years
Furniture and fixtures	4.0	years